UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2023 (unaudited)
Rating	Percentage of Fund Investments
Aaa	50.40%
Aa1	0.55
Aa2	1.15
Aa3	0.54
A1	1.91
A2	1.21
A3	1.53
Baa1	2.38
Baa2	5.07
Baa3	7.15
Ba1	3.28
Ba2	2.16
Ba3	1.78
B1	1.71
B2	0.48
B3	0.64
CCC, CC, C	0.84
Equities	0.49
Not Rated	4.23
Short Term Investments	12.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,022.36	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.26
Investor Class
Actual	$1,000.00	$1,019.51	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares and 0.76% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.99%
$ 588,578	510 Asset Backed Trust(b)(c) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	$ 540,984
	Aaset Trust(b)
	Series 2021-1A Class A
631,759	2.95%, 11/16/2041	544,267
	Series 2021-2A Class A
849,442	2.80%, 01/15/2047	720,751
105,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	98,293
1,325,000	Aimco Ltd(b)(d) Series 2020-12A Class AR 6.16%, 01/17/2032 3-mo. SOFR + 1.17%	1,303,711
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
830	2.89%, 09/12/2025	829
	Series 2020-1 Class D
355,555	2.39%, 03/13/2026	352,777
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	82,233
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,927,288
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,656,034
	Series 2021-3 Class D
3,730,000	1.34%, 11/15/2027	3,489,034
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,357,429
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	374,565
	Series 2022-4 Class C
245,000	7.86%, 02/15/2029	249,091
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	9,840
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	4,871
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	19,139
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	331,460
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	110,998
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	351,229
3,400,000	Apidos XXXVII(b)(d) Series 2021-37A Class B 6.87%, 10/22/2034 3-mo. LIBOR + 1.60%	3,308,955
1,635,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,610,437
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 210,000	Aqua Finance Trust(b) Series 2021-A Class B 2.40%, 07/17/2046	$ 171,196
3,850,000	Ares LXII Ltd(b)(d) Series 2021-62A Class B 6.91%, 01/25/2034 3-mo. LIBOR + 1.65%	3,720,074
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2018-1A Class B
267,500	4.00%, 09/20/2024	266,751
	Series 2018-1A Class C
50,000	4.73%, 09/20/2024	49,882
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	126,137
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,651,365
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	837,887
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	193,064
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	102,294
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	90,690
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	383,987
1,585,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	1,415,978
900,000	BlueMountain Ltd(b)(d) Series 2018-2A Class B 7.02%, 08/15/2031 3-mo. LIBOR + 1.70%	877,619
2,900,000	BlueMountain XXXIII Ltd(b)(d) Series 2021-33A Class B 7.08%, 11/20/2034 3-mo. LIBOR + 1.70%	2,805,245
65,151	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	57,684
463,581	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	403,582
	Carlyle Global Market Strategies Ltd(b)(d)
	Series 2016-4A Class A2R
1,055,000	6.70%, 10/20/2027 3-mo. LIBOR + 1.45%	1,044,530
	Series 2021-3SA Class A2
2,000,000	6.76%, 04/15/2034 3-mo. LIBOR + 1.50%	1,929,166
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	4,961
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	4,871
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	14,784

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-3 Class D
$ 5,000	2.53%, 01/15/2027	$ 4,801
	Series 2020-4 Class D
1,830,000	1.75%, 04/15/2027	1,702,843
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	456,834
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	270,907
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
215,052	1.02%, 06/12/2028	203,092
	Series 2021-N4 Class C
190,158	1.72%, 09/11/2028	182,452
	Series 2021-N4 Class D
680,000	2.30%, 09/11/2028	639,062
	Series 2021-P3 Class C
550,000	1.93%, 10/12/2027	469,725
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	275,882
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,384,665
1,450,000	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	1,451,626
497,441	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	423,854
459,499	College Ave Student Loans LLC(b) Series 2021-A Class C 2.92%, 07/25/2051	409,077
36,055	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	31,828
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.76%, 05/15/2052(e)	544,234
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	126,561
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	251,391
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	178,019
	Credit Acceptance Auto Loan Trust(b)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	291,007
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	481,208
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	371,315
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	230,638
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,226,166
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	DB Master Finance LLC(b)
	Series 2019-1A Class A23
$ 676,637	4.35%, 05/20/2049	$ 617,596
	Series 2021-1A Class A2II
1,024,400	2.49%, 11/20/2051	866,034
230,000	Dell Equipment Finance Trust(b) Series 2020-2 Class D 1.92%, 03/23/2026	229,421
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class 23
187,605	4.12%, 07/25/2047	172,665
	Series 2018-1A Class A2II
382,000	4.33%, 07/25/2048	356,762
	Series 2019-1A Class A2
2,709,000	3.67%, 10/25/2049	2,367,070
	Series 2021-1A Class A2I
1,097,600	2.66%, 04/25/2051	930,454
	Drive Auto Receivables Trust
	Series 2019-4 Class D
2,800	2.70%, 02/16/2027	2,765
	Series 2020-1 Class D
1,146,286	2.70%, 05/17/2027	1,127,449
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	978,136
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	470,312
	Series 2021-2 Class D
1,800,000	1.39%, 03/15/2029	1,680,277
1,200,000	Dryden Senior Loan Fund(b)(d) Series 2017-50A Class B 6.91%, 07/15/2030 3-mo. LIBOR + 1.65%	1,173,138
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
1,371,073	2.96%, 04/15/2025	1,360,429
	Series 2019-4A Class D
5,949	2.85%, 07/15/2025	5,881
	Series 2020-3A Class C
236,672	1.47%, 06/15/2026	231,491
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	2,933,388
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,765,807
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,492,429
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	720,591
	Series 2022-1A Class C
2,800,000	2.96%, 11/15/2027	2,691,603
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,373,040
142,983	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	124,290

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 61,949	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	$ 54,082
77,889	ELFI Graduate Loan Program LLC(b)(e) Series 2021-A Class B 2.09%, 12/26/2046	64,975
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
10,121	2.58%, 09/15/2025(b)	9,962
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,338,360
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,396,642
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	190,375
	Series 2022-5A Class A2
1,519,471	5.29%, 01/15/2025	1,518,878
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	329,817
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	668,682
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	338,498
	First Investors Auto Owner Trust(b)
	Series 2019-1A Class D
109,129	3.55%, 04/15/2025	108,974
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	384,622
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	369,058
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	435,215
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	919,650
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	457,015
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	308,321
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	192,185
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	579,300
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
85,000	2.86%, 12/15/2025	83,077
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	9,686
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	14,318
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 190,000	2.18%, 02/16/2027	$ 176,123
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	231,851
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	277,689
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	419,156
	Series 2021-4 Class C
610,000	1.96%, 12/15/2027	556,310
1,564	Ford Credit Auto Owner Trust Series 2020-B Class A3 0.56%, 10/15/2024	1,559
	Foursight Capital Automobile Receivables Trust(b)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	500,307
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	331,519
	Freedom Financial Trust(b)
	Series 2021-2 Class C
65,371	1.94%, 06/19/2028	64,414
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	459,720
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	380,615
1,210,000	GITSIT Mortgage Loan Trust(b)(e) Series 2023-NPL1 Class A1 8.35%, 05/25/2053	1,205,271
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
5,790	2.72%, 11/17/2025	5,719
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,210,756
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	505,589
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	717,038
	Series 2021-4A Class D
1,790,000	2.48%, 10/15/2027	1,646,497
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	510,449
	GM Financial Consumer Automobile Receivables Trust
	Series 2020-4 Class A3
3,418	0.38%, 08/18/2025	3,352
	Series 2021-1 Class A3
267,534	0.35%, 10/16/2025	260,861
	Series 2021-2 Class A3
1,030,596	0.51%, 04/16/2026	996,062
294,000	Hardee's Funding LLC(b) Series 2021-1A Class A2 2.87%, 06/20/2051	234,257

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
$ 1,704,000	4.85%, 06/25/2026	$ 1,575,127
	Series 2022-3A Class D
1,283,000	6.31%, 03/25/2025	1,260,756
	Series 2023-2A Class D
775,000	9.40%, 09/25/2029	781,454
900,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	851,275
	Home Partners of America Trust(b)
	Series 2021-1 Class E
86,421	2.58%, 09/17/2041	70,492
	Series 2021-2 Class E1
1,272,998	2.85%, 12/17/2026	1,098,445
	Series 2021-2 Class E2
612,389	2.95%, 12/17/2026	527,763
30,000	Honda Auto Receivables Owner Trust Series 2020-1 Class A4 1.63%, 10/21/2026	29,925
	HPEFS Equipment Trust(b)
	Series 2021-1A Class D
190,000	1.03%, 03/20/2031	183,460
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	390,663
6,800,000	HPS Loan Management Ltd(b)(d) Series 15A-19 Class A1R 6.39%, 01/22/2035 3-mo. SOFR + 1.32%	6,624,893
	JPMorgan Chase Bank NA(b)
	Series 2021-1 Class D
58,079	1.17%, 09/25/2028	56,290
	Series 2021-3 Class D
103,548	1.01%, 02/26/2029	97,989
2,250,000	KKR Ltd(b)(d) Series 31A Class B 6.75%, 04/20/2034 3-mo. LIBOR + 1.50%	2,162,115
306,485	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	273,808
935,130	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	812,647
1,553,483	MAPS Trust(b) Series 2021-1A Class A 2.52%, 06/15/2046	1,339,522
2,250,000	Marathon Ltd(b)(d) Series 2021-16A Class A2 6.96%, 04/15/2034 3-mo. LIBOR + 1.70%	2,162,592
	Marlette Funding Trust(b)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	112,983
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-3A Class C
$ 310,000	1.81%, 12/15/2031	$ 282,087
73,150	Merlin Aviation Holdings Designated Activity Co(b)(c) Series 2016-1 Class A 4.50%, 12/15/2032	64,669
	MVW Owner Trust(b)
	Series 2019-1A Class C
21,165	3.33%, 11/20/2036	19,848
	Series 2021-1WA Class C
518,955	1.94%, 01/22/2041	465,737
	Series 2021-2A Class C
994,332	2.23%, 05/20/2039	877,873
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
48,051	1.31%, 01/15/2069	43,413
	Series 2021-A Class A
320,032	0.84%, 05/15/2069	277,601
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	519,504
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	156,725
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	324,069
1,463,854	Navigator Aircraft Ltd(b)(c) Series 2021-1 Class A 2.77%, 11/15/2046	1,271,270
	Nelnet Student Loan Trust(b)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	159,033
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	79,720
4,113	Nissan Auto Receivables Owner Trust Series 2020-A Class A3 1.38%, 12/16/2024	4,085
2,100,000	Octagon Investment Partners Ltd(b)(d) Series 2019-4A Class A1R 6.49%, 05/12/2031 3-mo. LIBOR + 1.15%	2,079,722
2,250,000	OneMain Direct Auto Receivables Trust(b) Series 2021-1A Class D 1.62%, 11/14/2030	1,916,552
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
204,984	3.57%, 03/14/2033	201,954
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	192,301
	Series 2020-2A Class A
2,755,000	1.75%, 09/14/2035	2,458,203
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	277,806
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	702,633

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
$ 571,500	4.67%, 09/05/2048	$ 545,105
	Series 2019-1A Class A2
96,500	3.86%, 12/05/2049	81,766
	Series 2022-1A Class A2I
49,375	3.25%, 12/05/2051	43,879
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	319,764
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,245,126
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	407,041
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	143,013
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	121,877
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	86,348
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	86,266
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	196,349
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	85,221
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	258,566
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	133,066
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	292,548
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	79,259
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	134,584
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	93,696
100,000	Republic Finance Issuance Trust(b) Series 2021-A Class C 3.53%, 12/22/2031	85,199
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 168,119	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	$ 162,574
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
785	2.68%, 10/15/2025	784
	Series 2020-1 Class C
66,587	4.11%, 12/15/2025	66,283
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	387,459
	Series 2020-2 Class D
161,897	2.22%, 09/15/2026	158,996
	Series 2020-3 Class D
4,971	1.64%, 11/16/2026	4,845
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	38,636
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,391,014
	Series 2021-2 Class D
1,100,000	1.35%, 07/15/2027	1,039,541
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	961,623
	Series 2021-4 Class D
2,655,000	1.67%, 10/15/2027	2,450,435
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,065,184
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	88,468
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	314,048
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	606,438
210,101	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	176,620
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
81,406	3.12%, 05/20/2036	78,168
	Series 2019-3A Class C
52,817	3.00%, 08/20/2036	49,263
	Series 2021-1A Class C
41,642	1.79%, 11/20/2037	38,170
990,000	Signal Peak Ltd(b)(d) Series 2014-1A Class AR3 6.42%, 04/17/2034 3-mo. LIBOR + 1.16%	971,343
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
583,524	2.23%, 09/15/2037	534,843
	Series 2021-A Class A2A2
448,539	5.92%, 01/15/2053(d) 1-mo. LIBOR + 0.73%	437,488

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-B Class B
$ 345,000	2.65%, 07/17/2051	$ 279,985
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	259,920
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	556,534
130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	119,293
100,000	SoFi Professional Loan Program LLC(b)(e) Series 2017-A Class C 4.43%, 03/26/2040	91,735
1,265,116	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	1,077,367
980,075	Taco Bell Funding LLC(b) Series 2021-1A Class A2II 2.29%, 08/25/2051	804,643
333,467	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	281,100
356,675	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	294,832
1,206	Toyota Auto Receivables Owner Trust Series 2020-C Class A3 0.44%, 10/15/2024	1,198
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	13,811
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	84,751
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	176,076
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	469,793
	VCAT LLC(b)(c)
	Series 2021-NPL1 Class A1
154,769	2.29%, 12/26/2050	148,280
	Series 2021-NPL5 Class A1
858,144	1.87%, 08/25/2051	777,100
	Series 2021-NPL6 Class A1
1,144,438	1.92%, 09/25/2051	1,036,955
2,250,000	Venture Ltd(b)(d) Series 2021-42A Class B 6.81%, 04/15/2034 3-mo. LIBOR + 1.55%	2,136,762
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 860,000	VERDE Ltd(b)(d) Series 2019-1A Class AR 6.36%, 04/15/2032 3-mo. LIBOR + 1.10%	$ 847,966
144,489	VOLT XCII LLC(b)(c) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	130,489
400,806	VOLT XCIII LLC(b)(c) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	362,316
350,736	VOLT XCIV LLC(b)(c) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	322,289
247,011	VOLT XCVI LLC(b)(c) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	231,215
647,063	VOLT XCVII LLC(b)(c) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	589,337
664,780	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	528,527
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
165,375	3.88%, 03/15/2048	149,655
	Series 2021-1A Class A2I
568,400	2.37%, 06/15/2051	470,030
	Westlake Automobile Receivables Trust(b)
	Series 2019-3A Class D
816	2.72%, 11/15/2024	815
	Series 2020-2A Class C
46,416	2.01%, 07/15/2025	46,351
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	590,333
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	969,155
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	495,658
	Series 2021-3A Class D
1,060,000	2.12%, 01/15/2027	979,448
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,610,900
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	399,008
832,568	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	658,371

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	$ 890,193
TOTAL ASSET-BACKED SECURITIES — 8.99% (Cost $179,836,650)		$ 167,471,074
BANK LOANS
	Carnival Corp(d)
442,718	8.40%,06/30/2025 1-mo. LIBOR + 3.18%	441,749
343,258	8.22%,10/18/2028 1-mo. SOFR + 3.08%	339,825
670,000	Hub International Ltd(d) 9.41%, 06/08/2030 1-mo. SOFR + 4.28%	670,761
1,144,250	Uber Technologies Inc(d)(f) 8.00%, 03/03/2030 3-mo. SOFR + 2.73%	1,143,297
TOTAL BANK LOANS — 0.14% (Cost $2,576,026)		$ 2,595,632
CORPORATE BONDS AND NOTES
Basic Materials — 1.44%
	Anglo American Capital PLC(b)
400,000	4.50%, 03/15/2028	381,210
2,415,000	2.63%, 09/10/2030	1,992,089
425,000	2.88%, 03/17/2031	350,905
2,120,000	5.50%, 05/02/2033	2,071,225
2,920,000	ArcelorMittal SA 6.80%, 11/29/2032	2,997,840
855,000	Ashland LLC(b) 3.38%, 09/01/2031	682,923
1,350,000	ATI Inc 5.88%, 12/01/2027	1,306,485
	Braskem Netherlands Finance BV(b)
410,000	4.50%, 01/31/2030	352,217
415,000	5.88%, 01/31/2050	335,346
	Celanese US Holdings LLC
660,000	6.33%, 07/15/2029	655,458
490,000	6.38%, 07/15/2032(g)	494,250
	First Quantum Minerals Ltd(b)
3,815,000	7.50%, 04/01/2025	3,810,253
200,000	6.88%, 03/01/2026	196,881
1,790,000	6.88%, 10/15/2027	1,746,145
1,070,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	913,579
	Freeport-McMoRan Inc
1,020,000	4.25%, 03/01/2030	939,967
275,000	4.63%, 08/01/2030	259,119
	Glencore Funding LLC(b)
10,000	3.88%, 10/27/2027	9,333
35,000	4.88%, 03/12/2029	33,695
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 3,090,000	2.50%, 09/01/2030(g)	$ 2,530,176
2,010,000	2.85%, 04/27/2031	1,659,129
300,000	2.63%, 09/23/2031	241,512
835,000	5.70%, 05/08/2033	828,466
635,000	Novelis Corp 4.75%, 01/30/2030	564,329
286,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	227,044
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,092,384
130,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	96,681
		26,768,641
Communications — 4.85%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,692,977
515,000	Block Communications Inc(b) 4.88%, 03/01/2028	426,163
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	2,925
50,000	5.13%, 05/01/2027(b)	46,562
505,000	4.50%, 08/15/2030(b)	420,509
3,390,000	4.25%, 02/01/2031(b)	2,742,407
140,000	4.75%, 02/01/2032(b)	114,167
290,000	4.50%, 05/01/2032	231,552
2,890,000	4.25%, 01/15/2034(b)	2,184,169
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	631,658
150,000	2.30%, 02/01/2032	113,550
190,000	4.40%, 04/01/2033	166,774
10,000	5.13%, 07/01/2049	7,867
4,130,000	4.80%, 03/01/2050	3,116,080
1,315,000	4.40%, 12/01/2061	887,692
2,235,000	3.95%, 06/30/2062	1,375,049
	CommScope Inc(b)
80,000	7.13%, 07/01/2028	56,800
1,780,000	4.75%, 09/01/2029	1,403,353
2,805,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,952,466
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	94,434
600,000	4.13%, 12/01/2030	419,716
10,375,000	4.63%, 12/01/2030	4,616,222
2,455,000	3.38%, 02/15/2031	1,661,766
400,000	4.50%, 11/15/2031	278,886
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(b)	4,624,525
5,875,000	5.75%, 12/01/2028(b)	4,369,728
4,090,000	5.13%, 06/01/2029	1,899,176
	Expedia Group Inc
5,675,000	3.25%, 02/15/2030	4,939,236
485,000	2.95%, 03/15/2031(g)	408,688

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,680,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	$ 1,439,496
	iHeartCommunications Inc(b)
1,580,000	5.25%, 08/15/2027	1,208,225
650,000	4.75%, 01/15/2028(g)	490,026
	Lamar Media Corp
170,000	3.75%, 02/15/2028	154,741
650,000	4.00%, 02/15/2030	568,716
	Netflix Inc
550,000	5.88%, 11/15/2028	568,041
1,030,000	6.38%, 05/15/2029	1,089,740
2,490,000	5.38%, 11/15/2029(b)	2,499,223
3,510,000	4.88%, 06/15/2030(b)(g)	3,454,169
435,000	Nokia OYJ 4.38%, 06/12/2027	409,729
485,000	Sirius XM Radio Inc(b) 5.00%, 08/01/2027	449,978
	SoftBank Group Corp
1,265,000	4.63%, 07/06/2028	1,086,509
340,000	5.25%, 07/06/2031	291,671
	Sprint Capital Corp
235,000	6.88%, 11/15/2028	249,098
2,525,000	8.75%, 03/15/2032	3,051,733
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,127,272
4,475,000	4.50%, 09/15/2042	3,347,265
	T-Mobile USA Inc
450,000	2.40%, 03/15/2029	386,778
2,155,000	3.38%, 04/15/2029	1,946,068
2,245,000	3.88%, 04/15/2030	2,068,248
4,735,000	3.50%, 04/15/2031	4,178,156
810,000	2.70%, 03/15/2032	669,085
	Uber Technologies Inc(b)
250,000	8.00%, 11/01/2026	254,778
1,195,000	7.50%, 09/15/2027	1,222,309
2,115,000	6.25%, 01/15/2028	2,104,552
11,860,000	4.50%, 08/15/2029(g)	10,915,921
1,485,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	1,182,201
		90,298,825
Consumer, Cyclical — 2.10%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025	4,992
325,000	3.88%, 01/15/2028	297,107
1,675,000	4.00%, 10/15/2030	1,433,520
880,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	743,399
	American Airlines Pass Through Trust
	Series 2016-1 Class B
4,630	5.25%, 01/15/2024	4,560
	Series 2017-2 Class B
2,472	3.70%, 10/15/2025	2,323
	Series 2016-3 Class B
15,417	3.75%, 10/15/2025	14,084
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Series 2019-1 Class B
$ 17,864	3.85%, 02/15/2028	$ 15,368
	Series 2016-3 Class A
132,386	3.25%, 10/15/2028	112,006
	Series 2017-2 Class A
3,647	3.60%, 10/15/2029	3,074
40,000	AutoNation Inc 4.75%, 06/01/2030	37,400
3,359	British Airways Pass Through Trust(b) Series 2019-1 Class A Pass 3.35%, 06/15/2029	2,908
	Carnival Corp(b)
1,260,000	5.75%, 03/01/2027	1,159,943
1,050,000	6.00%, 05/01/2029	937,476
	General Motors Co
295,000	5.20%, 04/01/2045	251,642
1,345,000	5.40%, 04/01/2048	1,155,558
2,200,000	5.95%, 04/01/2049	2,055,626
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(g)(h)	52,671
35,000	5.75%, Perpetual(h)	28,481
3,835,000	6.00%, 01/09/2028	3,865,735
220,000	3.10%, 01/12/2032	177,936
475,000	6.40%, 01/09/2033	482,809
1,010,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	816,696
	Hilton Domestic Operating Co Inc(b)
1,305,000	4.00%, 05/01/2031	1,133,368
110,000	3.63%, 02/15/2032	91,711
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
500,000	5.00%, 06/01/2029	443,725
535,000	4.88%, 07/01/2031	448,831
1,325,706	JetBlue Pass Through Trust 4.00%, 11/15/2032	1,207,366
2,615,000	Lithia Motors Inc(b) 3.88%, 06/01/2029	2,272,056
	Marriott International Inc
175,000	4.63%, 06/15/2030	167,559
1,310,000	2.85%, 04/15/2031	1,101,446
715,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	617,092
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	827,974
930,000	5.88%, 02/15/2027	905,266
515,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	463,510
230,000	PulteGroup Inc 6.00%, 02/15/2035	232,543
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	201,949
1,805,000	5.50%, 04/01/2028(g)	1,683,234

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Scientific Games International Inc(b)
$ 1,735,000	7.00%, 05/15/2028	$ 1,725,737
35,000	7.25%, 11/15/2029	35,044
390,000	Tapestry Inc 3.05%, 03/15/2032	311,436
	Travel + Leisure Co
1,905,000	4.50%, 12/01/2029(b)	1,620,823
755,000	4.63%, 03/01/2030(b)	638,919
645,000	4.63%, 03/01/2030	545,831
	United Airlines Pass Through Trust
	Series 2020-1 Class B
140,425	4.88%, 01/15/2026(g)	133,755
	Series 2023-1 Class A
2,275,000	5.80%, 01/15/2036	2,314,813
	Warnermedia Holdings Inc
595,000	4.05%, 03/15/2029	543,901
2,390,000	4.28%, 03/15/2032	2,119,632
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(b)	969,184
1,105,000	3.63%, 03/15/2031	954,637
680,000	4.63%, 01/31/2032	614,270
	ZF North America Capital Inc(b)
570,000	6.88%, 04/14/2028	577,230
600,000	7.13%, 04/14/2030	610,232
		39,168,388
Consumer, Non-Cyclical — 2.98%
820,000	Alcon Finance Corp(b) 5.38%, 12/06/2032	830,922
	Ashtead Capital Inc(b)
470,000	4.25%, 11/01/2029	426,557
290,000	5.50%, 08/11/2032	280,390
470,000	5.55%, 05/30/2033	458,149
2,090,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	2,071,520
	Bausch Health Cos Inc(b)
130,000	7.00%, 01/15/2028	56,210
660,000	5.00%, 01/30/2028	280,500
715,000	4.88%, 06/01/2028	425,568
70,000	5.00%, 02/15/2029	28,863
80,000	6.25%, 02/15/2029	34,000
470,000	5.25%, 01/30/2030	195,050
1,055,000	5.25%, 02/15/2031	440,863
530,000	Block Inc 3.50%, 06/01/2031	438,958
	Centene Corp
95,000	2.45%, 07/15/2028	81,202
380,000	3.00%, 10/15/2030	316,653
3,900,000	2.50%, 03/01/2031	3,110,133
1,030,000	2.63%, 08/01/2031	820,786
	Charles River Laboratories International Inc(b)
155,000	3.75%, 03/15/2029	136,405
610,000	4.00%, 03/15/2031	529,820
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,725,000	Cigna Corp 4.38%, 10/15/2028	$ 1,667,992
	CVS Pass Through Trust(b)
755,023	4.70%, 01/10/2036	696,857
263,743	4.16%, 08/11/2036(g)	227,542
215,000	Element Fleet Management Corp(b) 1.60%, 04/06/2024	207,319
40,000	Encompass Health Corp 4.75%, 02/01/2030	36,420
1,935,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	1,890,789
	Gartner Inc(b)
140,000	3.63%, 06/15/2029	123,245
895,000	3.75%, 10/01/2030	779,472
	Global Payments Inc
505,000	5.30%, 08/15/2029	491,998
945,000	2.90%, 05/15/2030	800,961
1,105,000	2.90%, 11/15/2031	898,932
1,085,000	5.40%, 08/15/2032	1,057,264
	HCA Inc
1,850,000	4.13%, 06/15/2029	1,711,969
1,675,000	3.50%, 09/01/2030	1,468,220
3,415,000	5.50%, 06/01/2033	3,409,200
1,810,000	Hologic Inc(b) 3.25%, 02/15/2029	1,583,577
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
660,000	3.00%, 02/02/2029	559,686
2,075,000	3.75%, 12/01/2031	1,701,581
40,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	38,309
790,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	662,296
1,310,000	Natura Cosmeticos SA(b) 4.13%, 05/03/2028	1,133,245
1,890,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	1,882,879
	Pilgrim's Pride Corp
265,000	5.88%, 09/30/2027(b)	261,821
630,000	4.25%, 04/15/2031	540,256
1,905,000	3.50%, 03/01/2032	1,506,093
	Post Holdings Inc
2,000	5.75%, 03/01/2027(b)	1,952
14,000	5.75%, 03/01/2027	13,666
635,000	4.63%, 04/15/2030(b)	556,488
910,000	4.50%, 09/15/2031(b)	777,171
1,000,000	S&P Global Inc 4.25%, 05/01/2029	971,853
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	799,738
125,000	Teva Pharmaceutical Finance Co LLC(g) 6.15%, 02/01/2036	111,084
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,374,898
1,045,000	EUR, 7.88%, 09/15/2031	1,177,905

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Teva Pharmaceutical Finance Netherlands III BV
$ 6,045,000	3.15%, 10/01/2026	$ 5,416,597
575,000	4.75%, 05/09/2027	531,917
275,000	5.13%, 05/09/2029(g)	249,453
1,270,000	7.88%, 09/15/2029	1,308,776
915,000	8.13%, 09/15/2031(g)	958,994
3,420,000	4.10%, 10/01/2046	2,248,062
1,445,000	TriNet Group Inc(b) 3.50%, 03/01/2029	1,256,415
1,465,000	Verisk Analytics Inc 5.75%, 04/01/2033	1,533,700
		55,589,141
Energy — 2.66%
	Aker BP ASA(b)
562,000	2.00%, 07/15/2026	504,726
370,000	5.60%, 06/13/2028	367,307
3,075,000	4.00%, 01/15/2031	2,734,621
605,000	3.10%, 07/15/2031	500,652
330,000	Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	298,787
	Cheniere Energy Partners LP
335,000	4.50%, 10/01/2029	307,448
2,970,000	4.00%, 03/01/2031	2,615,054
615,000	3.25%, 01/31/2032	505,930
1,190,000	5.95%, 06/30/2033(b)	1,193,463
	Continental Resources Inc(b)
6,535,000	5.75%, 01/15/2031	6,212,546
4,075,000	2.88%, 04/01/2032	3,130,840
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	215,214
2,000,000	3.25%, 02/15/2032	1,692,777
340,000	Diamondback Energy Inc 3.13%, 03/24/2031	291,236
2,830,000	Enbridge Inc 5.70%, 03/08/2033	2,868,860
	Energean Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	433,200
625,000	5.88%, 03/30/2031	546,094
	Energy Transfer LP
1,085,000	3.75%, 05/15/2030	979,004
1,785,000	5.75%, 02/15/2033	1,796,685
185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	184,775
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	365,792
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,163,846
	EQT Corp
183,000	6.13%, 02/01/2025	181,972
220,000	3.13%, 05/15/2026(b)	202,270
2,505,000	3.90%, 10/01/2027	2,315,922
310,000	5.70%, 04/01/2028	305,960
Principal Amount(a)		Fair Value
Energy — (continued)
$ 540,000	5.00%, 01/15/2029	$ 508,405
1,675,000	7.00%, 02/01/2030	1,753,775
940,000	3.63%, 05/15/2031(b)	808,487
	Hess Midstream Operations LP(b)
590,000	5.63%, 02/15/2026	580,412
265,000	4.25%, 02/15/2030	231,212
925,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	901,052
350,000	Matador Resources Co(b)(g) 6.88%, 04/15/2028	346,428
165,000	NGPL PipeCo LLC(b) 4.88%, 08/15/2027	156,355
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	133,279
910,000	8.88%, 07/15/2030	1,045,936
80,000	6.63%, 09/01/2030	83,128
85,000	6.13%, 01/01/2031	86,309
40,000	7.50%, 05/01/2031	43,674
790,000	7.88%, 09/15/2031	880,694
	Ovintiv Inc
125,000	8.13%, 09/15/2030	137,183
30,000	7.20%, 11/01/2031	31,480
170,000	7.38%, 11/01/2031	182,308
1,515,000	6.50%, 08/15/2034	1,518,262
470,000	6.63%, 08/15/2037	463,911
45,000	6.50%, 02/01/2038	44,118
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	54,791
	Plains All American Pipeline LP / PAA Finance Corp
650,000	3.55%, 12/15/2029	572,772
170,000	4.30%, 01/31/2043	127,034
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	774,708
215,000	Southwestern Energy Co 4.75%, 02/01/2032	189,487
	Targa Resources Corp
90,000	5.20%, 07/01/2027	88,360
1,050,000	6.13%, 03/15/2033	1,072,879
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
270,000	5.50%, 03/01/2030	259,840
270,000	4.88%, 02/01/2031	249,518
225,000	4.00%, 01/15/2032	194,497
	Var Energi ASA(b)
705,000	7.50%, 01/15/2028	724,550
1,595,000	8.00%, 11/15/2032	1,687,526
	Western Midstream Operating LP
255,000	4.30%, 02/01/2030	228,951
205,000	6.15%, 04/01/2033	206,617
125,000	5.45%, 04/01/2044	105,597
850,000	5.30%, 03/01/2048	709,517
95,000	5.50%, 08/15/2048	79,445

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 335,000	5.50%, 02/01/2050	$ 274,388
		49,451,866
Financial — 8.67%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	1,746,810
175,000	5.75%, 06/06/2028(g)	173,552
1,920,000	3.00%, 10/29/2028	1,660,133
1,165,000	3.30%, 01/30/2032	953,085
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	227,521
	Air Lease Corp
825,000	4.65%, Perpetual(h)	688,512
10,000	3.38%, 07/01/2025	9,478
825,000	3.00%, 02/01/2030	689,885
3,140,000	3.13%, 12/01/2030	2,615,709
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(h)	240,776
20,000	4.25%, 06/15/2026	18,835
	Ally Financial Inc
3,570,000	4.70%, Perpetual(h)	2,371,950
155,000	4.63%, 03/30/2025	149,214
780,000	5.75%, 11/20/2025	751,188
615,000	2.20%, 11/02/2028	490,840
2,970,000	8.00%, 11/01/2031	3,083,219
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	146,895
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	228,209
1,385,000	2.75%, 01/15/2027	1,137,901
2,160,000	3.75%, 07/15/2027	1,807,125
	Ares Capital Corp
1,190,000	2.88%, 06/15/2028	984,090
1,800,000	3.20%, 11/15/2031(g)	1,379,815
	Athene Global Funding(b)
3,360,000	1.72%, 01/07/2025	3,109,360
980,000	1.61%, 06/29/2026	838,118
230,000	2.55%, 11/19/2030	178,071
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,408,610
	Aviation Capital Group LLC(b)
450,000	5.50%, 12/15/2024	440,478
710,000	1.95%, 01/30/2026	632,375
885,000	6.25%, 04/15/2028	882,832
1,815,000	6.38%, 07/15/2030	1,799,783
225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	222,596
	Banco Santander SA
2,000,000	5.74%, 06/30/2024	1,989,000
1,200,000	2.75%, 12/03/2030	940,455
	Bank of America Corp
295,000	0.81%, 10/24/2024	290,094
Principal Amount(a)		Fair Value
Financial — (continued)
$ 3,975,000	4.18%, 11/25/2027	$ 3,776,147
3,375,000	5.29%, 04/25/2034	3,343,634
	Barclays PLC
1,240,000	4.38%, Perpetual(h)	842,456
3,000,000	2.28%, 11/24/2027	2,638,987
1,260,000	6.22%, 05/09/2034	1,255,004
1,410,000	7.12%, 06/27/2034	1,409,437
2,555,000	3.56%, 09/23/2035	2,021,799
1,010,000	Barings BDC Inc 3.30%, 11/23/2026	879,851
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,317,658
	Blue Owl Capital Corp
753,000	2.63%, 01/15/2027	639,192
3,500,000	2.88%, 06/11/2028	2,851,841
1,345,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	1,113,368
	BNP Paribas SA(b)
2,370,000	1.68%, 06/30/2027	2,089,026
2,035,000	2.59%, 01/20/2028	1,818,701
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	50,401
25,000	4.13%, 05/15/2029	22,300
1,795,000	4.05%, 07/01/2030	1,617,952
	Central China Real Estate Ltd
615,000	7.25%, 07/16/2024	52,179
200,000	7.25%, 08/13/2024	16,940
190,000	7.25%, 04/28/2025	15,295
205,000	7.50%, 07/14/2025	16,400
400,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	43,376
3,340,000	Citigroup Inc 3.07%, 02/24/2028	3,073,606
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	146,628
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	110,178
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	161,665
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	2,768,650
945,000	Credit Suisse AG 3.70%, 02/21/2025	903,046
	Crown Castle Inc REIT
3,010,000	2.50%, 07/15/2031	2,472,760
1,820,000	5.10%, 05/01/2033	1,788,486
355,000	Danske Bank A/S(b) 5.38%, 01/12/2024	352,903
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,805,451
745,000	3.55%, 09/18/2031	618,730
2,855,000	3.73%, 01/14/2032	2,158,940
200,000	3.74%, 01/07/2033	146,674

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 395,000	EPR Properties REIT 3.60%, 11/15/2031	$ 308,045
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	19,447
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	4,007,902
327,000	FS KKR Capital Corp 3.13%, 10/12/2028	266,201
960,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	809,509
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	500,596
2,205,000	Goldman Sachs Group Inc 1.54%, 09/10/2027	1,937,982
2,080,000	HSBC Holdings PLC 6.16%, 03/09/2029	2,097,701
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
50,000	4.75%, 09/15/2024	47,773
25,000	6.38%, 12/15/2025	23,240
10,000	6.25%, 05/15/2026	9,101
1,495,000	5.25%, 05/15/2027	1,289,288
3,175,000	4.38%, 02/01/2029(g)	2,494,598
	Intesa Sanpaolo SpA(b)
215,000	4.20%, 06/01/2032	160,237
865,000	6.63%, 06/20/2033	861,826
	Iron Mountain Inc REIT(b)
430,000	5.00%, 07/15/2028	398,429
2,195,000	5.25%, 07/15/2030	1,977,815
1,340,000	JPMorgan Chase & Co 1.58%, 04/22/2027	1,203,606
	Kaisa Group Holdings Ltd(i)
2,215,000	9.38%, 06/30/2024	136,310
400,000	10.50%, 01/15/2025	24,000
2,310,000	11.25%, 04/16/2025	142,958
200,000	9.95%, 07/23/2025	12,000
200,000	11.70%, 11/11/2025	12,377
200,000	11.65%, 06/01/2026	12,377
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	29,551
	Logan Group Co Ltd
605,000	4.25%, 07/12/2025	57,249
405,000	4.85%, 12/14/2026	38,324
3,161,000	Mitsubishi UFJ Financial Group Inc 3.85%, 03/01/2026	3,028,588
	Morgan Stanley
2,145,000	4.35%, 09/08/2026	2,071,516
2,815,000	2.48%, 01/21/2028	2,540,352
2,070,000	5.95%, 01/19/2038	2,043,177
1,360,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,117,165
1,580,000	Nationwide Building Society(b) 0.55%, 01/22/2024	1,533,408
	NatWest Group PLC
1,280,000	1.64%, 06/14/2027	1,126,451
Principal Amount(a)		Fair Value
Financial — (continued)
$ 845,000	5.52%, 09/30/2028	$ 828,302
	Navient Corp
57,000	7.25%, 09/25/2023	57,000
2,210,000	5.00%, 03/15/2027	1,977,115
65,000	5.63%, 08/01/2033	48,880
575,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	496,069
	OneMain Finance Corp
150,000	3.50%, 01/15/2027	128,691
1,700,000	5.38%, 11/15/2029	1,445,251
1,090,000	4.00%, 09/15/2030	839,300
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,571
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	105,372
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
5,945,000	2.88%, 10/15/2026(b)	5,261,325
220,000	3.63%, 03/01/2029(b)	184,903
220,000	3.63%, 03/01/2029	184,903
5,590,000	3.88%, 03/01/2031(b)	4,532,693
4,780,000	4.00%, 10/15/2033(b)	3,739,107
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	14,565
1,255,000	3.24%, 10/05/2026	1,129,941
2,340,000	SBA Communications Corp REIT 3.13%, 02/01/2029	1,983,513
	Shimao Group Holdings Ltd(i)
200,000	6.13%, 02/21/2024	14,524
1,300,000	5.60%, 07/15/2026	98,357
200,000	5.20%, 01/16/2027	15,148
410,000	3.45%, 01/11/2031	30,847
600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	119,687
5,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	4,154
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	365,800
	Societe Generale SA(b)
670,000	4.75%, 11/24/2025	638,167
2,385,000	3.65%, 07/08/2035	1,913,233
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	12,736
	Standard Chartered PLC(b)
810,000	4.64%, 04/01/2031	747,091
3,375,000	3.27%, 02/18/2036	2,655,841
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,347,458
	Sumitomo Mitsui Financial Group Inc
295,000	0.51%, 01/12/2024	286,802
1,454,000	1.47%, 07/08/2025	1,335,303

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Sunac China Holdings Ltd(i)
$ 200,000	5.95%, 04/26/2024	$ 28,522
580,000	6.50%, 01/10/2025	84,806
790,000	7.00%, 07/09/2025	126,400
410,000	6.50%, 01/26/2026	59,949
	Synchrony Bank
640,000	5.40%, 08/22/2025	612,471
1,300,000	5.63%, 08/23/2027	1,219,751
205,000	Synchrony Financial 4.38%, 03/19/2024	200,995
	Times China Holdings Ltd
810,000	6.20%, 03/22/2026(i)	53,717
200,000	5.75%, 01/14/2027	13,264
	UBS Group AG(b)
585,000	2.19%, 06/05/2026	536,427
2,335,000	6.37%, 07/15/2026(g)	2,320,251
1,545,000	6.44%, 08/11/2028(g)	1,550,715
250,000	3.87%, 01/12/2029	225,999
1,260,000	6.54%, 08/12/2033	1,290,760
1,315,000	9.02%, 11/15/2033	1,576,209
	UniCredit SpA(b)
210,000	1.98%, 06/03/2027	184,951
1,045,000	5.86%, 06/19/2032	950,085
200,000	5.46%, 06/30/2035	169,730
	VICI Properties LP / VICI Note Co Inc REIT(b)
745,000	5.63%, 05/01/2024	740,408
915,000	4.63%, 06/15/2025	884,114
1,055,000	4.50%, 09/01/2026	996,680
1,275,000	4.25%, 12/01/2026	1,192,739
890,000	3.88%, 02/15/2029	781,031
	Yuzhou Group Holdings Co Ltd(i)
625,000	7.70%, 02/20/2025	26,052
310,000	8.30%, 05/27/2025	12,922
205,000	7.85%, 08/12/2026	8,545
400,000	6.35%, 01/13/2027	16,673
		161,380,089
Industrial — 1.45%
1,540,000	Arrow Electronics Inc 6.13%, 03/01/2026	1,536,353
410,000	Avnet Inc 5.50%, 06/01/2032	389,293
	Boeing Co
4,285,000	2.95%, 02/01/2030	3,724,369
65,000	5.15%, 05/01/2030	64,373
	Cemex SAB de CV(b)
2,715,000	5.13%, Perpetual(h)	2,416,199
905,000	5.20%, 09/17/2030	846,791
3,380,000	3.88%, 07/11/2031	2,845,637
5,000	Embraer Netherlands Finance BV 5.05%, 06/15/2025	4,925
2,240,000	GATX Corp 5.45%, 09/15/2033	2,203,927
910,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	792,064
Principal Amount(a)		Fair Value
Industrial — (continued)
	Jabil Inc
$ 660,000	1.70%, 04/15/2026	$ 590,526
2,625,000	3.00%, 01/15/2031	2,230,508
515,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	456,110
140,000	Rand Parent LLC(b) 8.50%, 02/15/2030	126,749
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	360,565
790,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	675,838
1,345,000	SMBC Aviation Capital Finance DAC(b) 5.45%, 05/03/2028	1,326,705
2,640,000	TD SYNNEX Corp 1.75%, 08/09/2026	2,300,924
540,000	TopBuild Corp(b) 4.13%, 02/15/2032	460,033
	TransDigm Inc(b)
905,000	6.25%, 03/15/2026	900,577
555,000	6.75%, 08/15/2028	557,103
2,145,000	Trimble Inc 6.10%, 03/15/2033	2,173,379
		26,982,948
Technology — 1.86%
	Broadcom Inc
1,370,000	4.15%, 11/15/2030	1,260,467
820,000	2.60%, 02/15/2033(b)	640,825
825,000	3.14%, 11/15/2035(b)	632,812
1,070,000	3.19%, 11/15/2036(b)	808,656
	CDW LLC / CDW Finance Corp
605,000	2.67%, 12/01/2026	543,217
495,000	4.25%, 04/01/2028	453,980
335,000	3.28%, 12/01/2028	290,589
730,000	3.25%, 02/15/2029	625,489
3,005,000	3.57%, 12/01/2031	2,535,679
2,615,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	2,427,573
1,840,000	Leidos Inc 5.75%, 03/15/2033	1,827,937
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	475,830
465,000	2.95%, 04/15/2031	389,795
	Micron Technology Inc
5,000	5.33%, 02/06/2029	4,923
380,000	6.75%, 11/01/2029	395,007
3,760,000	4.66%, 02/15/2030	3,545,497
2,250,000	5.88%, 02/09/2033	2,238,756
6,855,000	5.88%, 09/15/2033	6,792,846
325,000	MSCI Inc(b) 3.25%, 08/15/2033	261,741
	NXP BV / NXP Funding LLC / NXP USA Inc
15,000	3.15%, 05/01/2027	13,772
290,000	4.40%, 06/01/2027	280,340
650,000	Open Text Corp(b) 6.90%, 12/01/2027	661,719

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
	Oracle Corp
$ 1,135,000	6.15%, 11/09/2029	$ 1,182,179
2,060,000	3.95%, 03/25/2051	1,557,612
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	109,988
91,800	9.63%, 12/01/2032(b)	101,296
420,000	SK Hynix Inc(b) 6.38%, 01/17/2028	421,758
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	125,047
335,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	320,705
1,655,000	VMware Inc 2.20%, 08/15/2031	1,300,499
	Western Digital Corp
1,590,000	4.75%, 02/15/2026	1,514,503
1,085,000	2.85%, 02/01/2029	866,881
		34,607,918
Utilities — 0.24%
	AES Corp
605,000	3.95%, 07/15/2030(b)	542,393
255,000	2.45%, 01/15/2031	206,113
2,855,000	Calpine Corp(b) 3.75%, 03/01/2031	2,312,840
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,524
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	349,120
	Pacific Gas & Electric Co
525,000	5.45%, 06/15/2027	510,566
100,000	3.25%, 06/01/2031	81,316
790,000	4.30%, 03/15/2045	563,650
10,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	9,158
		4,579,680
TOTAL CORPORATE BONDS AND NOTES — 26.25% (Cost $566,365,416)		$ 488,827,496
CONVERTIBLE BONDS
Communications — 0.46%
	DISH Network Corp
2,330,000	36.25%, 12/15/2025(j)	1,232,104
6,130,000	3.38%, 08/15/2026	3,110,975
1,245,000	Snap Inc(j) 9.16%, 05/01/2027	921,300
1,115,000	Spotify USA Inc(j) 6.54%, 03/15/2026	947,193
2,615,000	Uber Technologies Inc(j) 3.92%, 12/15/2025	2,384,949
		8,596,521
Consumer, Cyclical — 0.23%
415,000	JetBlue Airways Corp 0.50%, 04/01/2026	340,821
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,525,000	NCL Corp Ltd 1.13%, 02/15/2027	$ 1,405,380
115,000	Peloton Interactive Inc(j) 12.18%, 02/15/2026	87,136
330,000	Penn Entertainment Inc 2.75%, 05/15/2026	408,870
1,735,000	Southwest Airlines Co(g) 1.25%, 05/01/2025	1,989,177
		4,231,384
Consumer, Non-Cyclical — 0.40%
	BioMarin Pharmaceutical Inc(g)
870,000	0.60%, 08/01/2024	854,573
3,080,000	1.25%, 05/15/2027	3,096,339
120,000	Guardant Health Inc(j) 9.11%, 11/15/2027	85,796
675,000	Livongo Health Inc 0.88%, 06/01/2025	609,945
3,460,000	Teladoc Health Inc 1.25%, 06/01/2027	2,750,700
		7,397,353
Technology — 0.11%
675,000	Splunk Inc 1.13%, 06/15/2027	582,188
1,875,000	Unity Software Inc(j) 7.48%, 11/15/2026	1,497,187
		2,079,375
Utilities — 0.11%
2,170,000	PPL Capital Funding Inc(b) 2.88%, 03/15/2028	2,072,350
TOTAL CONVERTIBLE BONDS — 1.31% (Cost $29,572,709)		$ 24,376,983
FOREIGN GOVERNMENT BONDS AND NOTES
3,475,000	European Investment Bank(g) 0.25%, 09/15/2023	3,440,945
32,890,000,000	Indonesia Treasury Bond IDR, 6.38%, 08/15/2028	2,235,795
65,000	Province of Quebec Canada 0.60%, 07/23/2025	59,474
46,570,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	2,024,003
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.42% (Cost $7,930,621)		$ 7,760,217

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.74%
$ 775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	$ 598,635
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,319,850
145,582	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	135,749
1,090,000	BINOM Securitization Trust(b)(e) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	798,625
	BPR Trust(b)(d)
	Series 2021-NRD Class F
1,185,000	11.97%, 12/15/2038 1-mo. SOFR + 6.87%	1,050,537
	Series 2022-STAR Class A
1,145,000	8.38%, 08/15/2024 1-mo. SOFR + 3.23%	1,134,891
1,910,000	BX Commercial Mortgage Trust(b)(d) Series 2022-AHP Class B 6.99%, 01/17/2039 1-mo. SOFR + 1.84%	1,867,756
544,101	CIM Trust(b)(c) Series 2021-NR2 Class A1 2.57%, 07/25/2059	518,612
206,891	COMM Mortgage Trust(b) Series 2012-CR3 Class AM 3.42%, 10/15/2045	187,754
91,106	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	75,390
1,790,000	CoreVest American Finance Trust(b)(c) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	1,631,941
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	483,180
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	76,757
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	144,538
	Series 2021-RPL1 Class A1
300,891	1.67%, 09/27/2060(e)	276,381
	Series 2021-RPL4 Class A1
911,523	1.80%, 12/27/2060(e)	840,319
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Extended Stay America Trust(b)(d)
	Series 2021-ESH Class C
$ 395,133	6.89%, 07/15/2038 1-mo. LIBOR + 1.70%	$ 384,471
	Series 2021-ESH Class D
197,566	7.44%, 07/15/2038 1-mo. LIBOR + 2.25%	191,988
359,267	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	335,263
	GS Mortgage Securities Corp Trust(b)(e)
	Series 2013-G1 Class B
258,176	3.84%, 04/10/2031	238,889
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033	263,074
	GS Mortgage Securities Trust
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033(b)(e)	217,337
	Series 2014-GC18 Class AS
370,000	4.38%, 01/10/2047	344,164
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(e)	813,351
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,213,003
720,849	JPMorgan Chase Commercial Mortgage Securities Trust(b)(e) Series 2012-LC9 Class C 3.91%, 12/15/2047	673,994
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS5 Class A1
96,007	3.25%, 06/25/2060(c)	94,167
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(e)	748,785
	Series 2021-GS2 Class A1
413,965	1.75%, 04/25/2061(c)	382,847
	Series 2021-GS4 Class A1
184,459	1.65%, 11/25/2060(c)	167,484
	Med Trust(b)(d)
	Series 2021-MDLN Class B
308,519	6.64%, 11/15/2038 1-mo. LIBOR + 1.45%	297,683
	Series 2021-MDLN Class C
597,134	6.99%, 11/15/2038 1-mo. LIBOR + 1.80%	575,412

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-MDLN Class D
$ 378,185	7.19%, 11/15/2038 1-mo. LIBOR + 2.00%	$ 360,396
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M1
479,118	3.50%, 10/25/2069	428,628
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	102,309
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	622,435
	Morgan Stanley Bank of America Merrill Lynch Trust(e)
	Series 2013-C11 Class B
195,000	4.48%, 08/15/2046	157,168
	Series 2013-C12 Class C
65,000	5.10%, 10/15/2046	61,670
	Series 2016-C30 Class C
785,000	4.23%, 09/15/2049	634,715
96,151	MSBAM Commercial Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	74,998
	Preston Ridge Partners Mortgage LLC(b)
	Series 2021-1 Class A1
492,877	2.12%, 01/25/2026(e)	459,286
	Series 2021-10 Class A1
642,984	2.49%, 10/25/2026(c)	598,790
	Series 2021-2 Class A1
199,581	2.12%, 03/25/2026(e)	188,250
	Series 2021-3 Class A1
592,054	1.87%, 04/25/2026(c)	551,845
	Series 2021-4 Class A1
134,020	1.87%, 04/25/2026(c)	123,440
	Series 2021-5 Class A1
638,042	1.79%, 06/25/2026(c)	578,980
	Series 2021-8 Class A1
556,291	1.74%, 09/25/2026(e)	511,318
	Series 2021-9 Class A1
687,090	2.36%, 10/25/2026(c)	638,462
	Series 2022-5 Class A1
1,832,712	6.90%, 09/27/2027(c)	1,803,022
840,000	RBS Commercial Funding Inc Trust(b)(e) Series 2013-GSP Class A 3.96%, 01/15/2032	811,041
760,000	Toorak Mortgage Corp Ltd(b)(c) Series 2021-1 Class A1 2.24%, 06/25/2024	738,807
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Towd Point Mortgage Trust(b)(e)
	Series 2016-3 Class M2
$ 280,000	4.00%, 04/25/2056	$ 267,390
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	243,166
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	93,323
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	165,311
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	544,707
	Series 2019-4 Class A1
452,720	2.90%, 10/25/2059	415,872
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	117,590
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	82,943
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	99,326
100,000	UBS Commercial Mortgage Trust(e) Series 2018-C14 Class C 5.38%, 12/15/2051	77,511
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
210,000	4.44%, 07/15/2046(e)	157,538
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,208,752
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(e)	133,109
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.58%, 08/15/2046(e)	714,408
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	179,422
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(e)	53,763
	Series 2014-C24 Class C
340,000	4.29%, 11/15/2047(e)	272,066
		32,354,584
U.S. Government Agency — 28.26%
	Federal Home Loan Mortgage Corp
5,076	2.50%, 01/01/2029	4,812
1,854,000	4.20%, 01/01/2030	1,814,752
2,250,000	4.30%, 01/01/2030	2,170,302
3,794,000	4.41%, 01/01/2030	3,758,204
54,753	3.00%, 11/01/2034	51,279
17,146	2.50%, 06/01/2035	15,623
151,028	2.00%, 09/01/2035	134,604
114,184	2.00%, 10/01/2035	101,815
285,656	2.00%, 12/01/2035	254,708
39,133	3.00%, 09/01/2036	36,222
7,758,329	2.50%, 03/01/2037	7,089,518

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 2,505,753	2.50%, 04/01/2037	$ 2,291,848
3,598,174	2.00%, 01/01/2042	3,056,905
3,502,255	2.50%, 01/01/2042	3,052,803
42,675	3.00%, 12/01/2046	38,228
32,813	4.00%, 05/01/2047	31,323
21,391	4.50%, 10/01/2047	21,016
28,741	4.00%, 02/01/2048	27,476
2,959	4.50%, 06/01/2048	2,904
7,915	4.00%, 10/01/2048	7,563
8,784	3.50%, 09/01/2049	8,100
515,933	3.50%, 10/01/2049	475,469
12,989	3.00%, 11/01/2049	11,535
5,408,211	2.00%, 12/01/2050	4,447,075
5,330,765	2.00%, 01/01/2051	4,383,960
4,243,428	3.00%, 02/01/2051	3,767,054
2,303,446	2.00%, 03/01/2051	1,915,093
5,560,536	2.00%, 05/01/2051	4,556,046
4,206,283	3.00%, 07/01/2051	3,736,692
3,383,081	2.50%, 10/01/2051	2,873,874
4,123,658	2.50%, 02/01/2052	3,524,065
4,175,718	3.00%, 04/01/2052	3,704,132
4,149,330	3.50%, 05/01/2052	3,789,436
14,977,012	4.50%, 07/01/2052	14,481,986
4,414,519	3.50%, 08/01/2052	4,030,948
20,183,463	4.50%, 08/01/2052	19,444,533
8,438,199	4.50%, 09/01/2052	8,144,661
3,887,176	5.00%, 09/01/2052	3,811,999
3,558,450	5.50%, 09/01/2052	3,550,891
4,484,165	4.00%, 10/01/2052	4,214,560
7,585,482	5.00%, 10/01/2052	7,480,412
4,417,003	5.00%, 01/01/2053	4,331,203
2,417,179	5.50%, 01/01/2053	2,423,770
3,988,601	5.00%, 04/01/2053	3,938,374
4,052,089	5.50%, 05/01/2053	4,060,520
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K045 Class A2
2,537,296	3.02%, 01/25/2025	2,447,308
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	1,872,375
	Series K059 Class A2
650,000	3.12%, 09/25/2026(e)	618,681
	Series K061 Class A2
4,380,000	3.35%, 11/25/2026(e)	4,164,123
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(e)	1,973,165
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,393,691
	Series K063 Class A2
882,076	3.43%, 01/25/2027(e)	842,875
	Series K064 Class A1
1,220,866	2.89%, 10/25/2026	1,177,991
	Series K064 Class A2
505,000	3.22%, 03/25/2027	479,765
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,349,938
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K067 Class A2
$ 75,000	3.19%, 07/25/2027	$ 70,798
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(e)	2,174,056
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(e)	2,340,231
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(e)	2,603,427
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,487,336
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,180,113
	Series K073 Class AM
100,000	3.45%, 01/25/2028(e)	94,703
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	2,633,940
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(e)	2,249,672
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	1,940,435
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(e)	2,420,814
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,179,301
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,419,201
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(e)	2,165,571
	Series K095 Class A1
27,297	2.63%, 11/25/2028	25,826
	Series K154 Class A2
7,000,000	3.42%, 04/25/2032	6,542,388
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,094,743
	Series K740 Class A2
750,000	1.47%, 09/25/2027	658,729
	Series KJ41 Class A2
8,225,000	3.47%, 02/25/2031	7,583,651
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,712,250	3.50%, 09/15/2047	3,440,812
	Series 5238 Class BC
4,191,469	4.00%, 09/25/2049	3,955,616
519,788	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(d) Series 2022-DNA3 Class M1A 7.07%, 04/25/2042 1-mo. SOFR + 2.00%	521,248
	Federal National Mortgage Association
226,481	3.00%, 10/01/2033	212,399
18,641	3.00%, 06/01/2034	17,457

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 18,171	3.00%, 07/01/2034	$ 17,019
6,503	3.00%, 10/01/2034	6,088
17,656	3.00%, 11/01/2034	16,554
286,871	2.00%, 10/01/2035	255,826
281,464	2.00%, 11/01/2035	250,973
3,494,630	2.00%, 02/01/2037	3,098,777
3,310,790	2.00%, 03/01/2037	2,935,032
3,186,792	2.50%, 03/01/2037	2,910,721
4,226,822	2.50%, 04/01/2037	3,856,548
3,754,785	2.50%, 02/01/2042	3,264,846
4,402,119	5.00%, 05/01/2043	4,340,262
4,880,713	5.00%, 06/01/2043	4,811,126
8,127,956	2.50%, 03/01/2047	6,907,726
5,087,676	3.50%, 07/01/2047	4,763,340
24,502	4.00%, 09/01/2047	23,419
7,981	3.50%, 03/01/2048	7,366
5,773	4.00%, 06/01/2048	5,503
4,290,479	3.00%, 01/01/2049	3,868,182
6,249	3.00%, 12/01/2049	5,540
5,903	3.00%, 01/01/2050	5,245
28,101	2.50%, 05/01/2050	23,978
276,273	2.50%, 06/01/2050	235,737
151,718	2.50%, 07/01/2050	129,458
17,121	2.50%, 08/01/2050	14,609
4,538,360	2.00%, 11/01/2050	3,755,944
3,276,816	2.00%, 12/01/2050	2,724,569
3,804,164	2.00%, 01/01/2051	3,162,767
640,791	2.00%, 05/01/2051	524,993
4,668,874	2.50%, 08/01/2051	3,967,588
14,887,495	2.00%, 10/01/2051	12,184,862
3,532,433	2.50%, 10/01/2051	3,005,907
4,010,390	2.00%, 11/01/2051	3,302,283
7,502,387	2.50%, 01/01/2052	6,366,709
7,589,309	3.50%, 01/01/2052	6,950,187
12,150,534	2.50%, 02/01/2052	10,381,357
19,704,545	2.00%, 03/01/2052	16,250,072
3,934,909	2.50%, 03/01/2052	3,370,434
14,989,248	3.00%, 03/01/2052	13,287,664
3,446,158	3.50%, 04/01/2052	3,177,746
8,545,296	4.00%, 06/01/2052	8,047,733
3,899,983	4.00%, 07/01/2052	3,676,989
4,087,742	4.50%, 07/01/2052	3,953,251
3,765,604	5.00%, 07/01/2052	3,733,232
4,123,153	4.00%, 08/01/2052	3,871,771
12,586,659	4.50%, 08/01/2052	12,107,648
6,098,222	5.00%, 08/01/2052	5,978,206
8,288,089	4.50%, 09/01/2052	7,987,039
7,495,861	5.00%, 10/01/2052	7,366,438
3,556,905	5.50%, 10/01/2052	3,555,521
4,335,361	4.50%, 11/01/2052	4,168,595
4,057,508	5.00%, 11/01/2052	3,989,264
4,011,013	5.50%, 12/01/2052	3,992,761
4,157,435	5.00%, 01/01/2053	4,077,965
4,328,118	5.00%, 02/01/2053	4,242,384
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
$ 2,349,216	2.47%, 04/25/2026	$ 2,200,246
	Series 2017-M1 Class A2
1,889,695	2.50%, 10/25/2026(e)	1,754,918
	Series 2018-M2 Class A2
2,136,217	3.00%, 01/25/2028(e)	1,979,119
	Series 2018-M3 Class A2
4,372,460	3.17%, 02/25/2030(e)	4,017,333
	Government National Mortgage Association
19,606	3.50%, 04/20/2047	18,362
11,833	4.00%, 04/20/2047	11,350
19,453	3.00%, 02/20/2048	17,564
25,345	3.50%, 02/20/2048	23,709
3,609,519	2.50%, 03/20/2051	3,118,888
2,342,882	3.00%, 08/20/2051	2,101,391
8,486,863	2.50%, 11/20/2051	7,347,999
8,807,690	2.00%, 12/20/2051	7,404,921
8,185,344	3.50%, 02/20/2052	7,554,421
8,307,547	3.50%, 06/20/2052	7,666,606
4,179,973	4.00%, 07/20/2052	3,958,724
4,201,493	3.50%, 08/20/2052	3,877,356
12,897,576	4.50%, 08/20/2052	12,459,320
8,399,412	4.50%, 09/20/2052	8,113,621
3,850,184	5.00%, 09/20/2052	3,807,686
3,884,351	5.00%, 10/20/2052	3,843,110
8,931,420	5.00%, 05/20/2053	8,778,864
8,950,000	5.00%, 06/20/2053	8,794,854
		526,166,788
TOTAL MORTGAGE-BACKED SECURITIES — 30.00% (Cost $594,013,944)		$ 558,521,372
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
11,880,000	0.13%, 07/31/2023	11,833,949
22,905,000	0.25%, 09/30/2023	22,626,607
3,740,000	0.50%, 11/30/2023	3,666,369
8,795,000	0.88%, 01/31/2024	8,567,910
17,910,000	1.50%, 02/29/2024	17,449,657
25,900,000	4.63%, 02/28/2025	25,698,668
21,600,000	4.25%, 10/15/2025	21,358,687
10,000,000	3.88%, 01/15/2026	9,813,281
9,100,000	4.00%, 02/15/2026	8,960,301
9,000,000	3.75%, 04/15/2026	8,808,750
14,600,000	0.75%, 08/31/2026	13,021,375
10,900,000	2.63%, 05/31/2027	10,241,742
4,100,000	4.13%, 10/31/2027	4,078,539
20,800,000	3.50%, 01/31/2028	20,197,938
8,000,000	3.63%, 03/31/2028	7,813,750
3,700,000	4.00%, 06/30/2028	3,679,766
14,800,000	3.88%, 11/30/2029(k)	14,665,875

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 10,100,000	1.50%, 02/15/2030	$ 8,650,492
800,000	3.75%, 06/30/2030	789,375
12,640,000	1.88%, 02/15/2032	10,826,950
9,100,000	4.13%, 11/15/2032	9,299,062
8,700,000	3.50%, 02/15/2033	8,474,344
3,600,000	3.38%, 05/15/2033	3,471,750
24,400,000	1.75%, 08/15/2041	17,141,953
36,070,000	2.00%, 11/15/2041	26,402,958
6,100,000	3.25%, 05/15/2042	5,443,297
6,900,000	3.88%, 02/15/2043	6,727,500
2,000,000	3.88%, 05/15/2043	1,951,563
12,900,000	2.50%, 02/15/2045	9,987,422
17,425,000	2.00%, 02/15/2050	11,944,974
6,680,000	1.25%, 05/15/2050	3,756,195
17,200,000	2.00%, 08/15/2051	11,724,891
24,340,000	2.88%, 05/15/2052	20,170,824
8,000,000	3.63%, 05/15/2053	7,688,750
TOTAL U.S. TREASURY BONDS AND NOTES — 20.25% (Cost $396,720,491)		$ 376,935,464
Shares
COMMON STOCK
Communications — 0.05%
285,795	Altice USA Inc Class A(l)	863,101
Consumer, Non-Cyclical — 0.00%(m)
515	Clarivate PLC(l)	4,908
Energy — 0.22%
22,686	Canadian Natural Resources Ltd	1,276,314
12,130	Diamondback Energy Inc	1,593,397
7,331	EOG Resources Inc	838,960
2,078	Pioneer Natural Resources Co	430,520
		4,139,191
TOTAL COMMON STOCK — 0.27% (Cost $8,615,332)		$ 5,007,200
CONVERTIBLE PREFERRED STOCK
Energy — 0.00%(m)
396	El Paso Energy Capital Trust I 4.75%	18,394
Financial — 0.20%
1,596	Bank of America Corp 7.25%	1,870,225
1,539	Wells Fargo & Co 7.50%	1,773,698
		3,643,923
Shares		Fair Value
Technology — 0.02%
11,140	Clarivate PLC 5.25%	$ 458,522
TOTAL CONVERTIBLE PREFERRED STOCK — 0.22% (Cost $5,710,443)		$ 4,120,839
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.34%
$ 24,900,000	Federal Home Loan Bank(j) 4.87%, 07/03/2023	24,893,359
U.S. Treasury Bonds and Notes — 9.23%
	U.S. Treasury Bills(j)
17,200,000	5.10%, 07/18/2023	17,158,718
2,600,000	5.01%, 07/20/2023	2,593,150
23,605,000	5.23%, 10/17/2023	23,240,490
55,915,000	5.24%, 11/30/2023	54,682,824
9,325,000	5.32%, 12/07/2023	9,110,827
23,610,000	5.25%, 12/14/2023	23,052,346
4,760,000	5.31%, 12/21/2023	4,641,603
38,335,000	5.37%, 12/28/2023(g)	37,332,057
		171,812,015
Repurchase Agreements — 1.98%
9,118,947	Undivided interest of 82.22% in a repurchase agreement (principal amount/value $11,122,204 with a maturity value of $11,126,885) with HSBC Securities (USA) Inc, 5.05%, dated 6/30/23 to be repurchased at $9,118,947 on 7/3/23 collateralized by U.S. Treasury securities, 0.00% - 0.13%, 10/15/24 - 5/15/50, with a value of $11,344,650.(n)	9,118,947
9,264,113	Undivided interest of 82.29% in a repurchase agreement (principal amount/value $11,289,501 with a maturity value of $11,294,243) with Mizuho Securities (USA) LLC, 5.04%, dated 6/30/23 to be repurchased at $9,264,113 on 7/3/23 collateralized by U.S. Treasury securities, 0.38% - 4.63%, 12/31/23 - 5/15/31, with a value of $11,515,300.(n)	9,264,113

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 9,264,113	Undivided interest of 82.29% in a repurchase agreement (principal amount/value $11,289,501 with a maturity value of $11,294,252) with Bank of America Securities Inc, 5.05%, dated 6/30/23 to be repurchased at $9,264,113 on 7/3/23 collateralized by U.S. Treasury securities, 2.88% - 4.38%, 2/15/38 - 2/15/49, with a value of $11,515,294.(n)	$ 9,264,113
9,264,113	Undivided interest of 82.29% in a repurchase agreement (principal amount/value $11,289,501 with a maturity value of $11,294,252) with JP Morgan Securities, 5.05%, dated 6/30/23 to be repurchased at $9,264,113 on 7/3/23 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 7/5/23 - 9/30/26, with a value of $11,515,292.(n)	9,264,113
		36,911,286
TOTAL SHORT TERM INVESTMENTS — 12.55% (Cost $233,616,660)		$ 233,616,660
TOTAL INVESTMENTS — 100.40% (Cost $2,024,958,292)		$1,869,232,937
OTHER ASSETS & LIABILITIES, NET — (0.40)%		$ (7,440,414)
TOTAL NET ASSETS — 100.00%		$1,861,792,523
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2023. Maturity date disclosed represents final maturity date.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2023.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of June 30, 2023. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(g)	All or a portion of the security is on loan at June 30, 2023.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security in default.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations:
EUR	Euro Dollar
IDR	Indonesian Rupiah
ZAR	South African Rand
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	1,019	USD	114,399	Sep 2023	$(1,482,792)
U.S. 2 Year Treasury Note Futures	205	USD	41,685	Sep 2023	(467,134)
U.S. 5 Year Treasury Note Futures	595	USD	63,721	Sep 2023	(981,711)
U.S. Long Bond Futures	1,386	USD	175,892	Sep 2023	712,586
U.S. Ultra Bond Futures	73	USD	9,944	Sep 2023	165,292
Short
U.S. 10 Year Treasury Ultra Futures	674	USD	79,827	Sep 2023	428,806
				Net Depreciation	$(1,624,953)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Core Strategies: Flexible Bond Fund
ASSETS:
Investments in securities, fair value (including $35,781,477 of securities on loan)(a)	$1,832,321,651
Repurchase agreements, fair value(b)	36,911,286
Cash	25,783,243
Cash pledged on futures contracts	7,849
Dividends and interest receivable	12,052,763
Subscriptions receivable	3,295,899
Receivable for investments sold	234,947
Variation margin on futures contracts	1,067,555
Total Assets	1,911,675,193
LIABILITIES:
Payable for director fees	7,340
Payable for investments purchased	10,121,432
Payable for other accrued fees	203,466
Payable for shareholder services fees	522,085
Payable to investment adviser	544,791
Payable upon return of securities loaned	36,911,286
Redemptions payable	1,572,270
Total Liabilities	49,882,670
NET ASSETS	$1,861,792,523
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$21,898,773
Paid-in capital in excess of par	2,110,748,959
Undistributed/accumulated deficit	(270,855,209)
NET ASSETS	$1,861,792,523
NET ASSETS BY CLASS
Investor Class	$1,849,461,560
Institutional Class	$12,330,963
CAPITAL STOCK:
Authorized
Investor Class	780,000,000
Institutional Class	15,000,000
Issued and Outstanding
Investor Class	217,713,812
Institutional Class	1,273,920
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.49
Institutional Class	$9.68
(a) Cost of investments	$1,988,047,006
(b) Cost of repurchase agreements	$36,911,286
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Core Strategies: Flexible Bond Fund
INVESTMENT INCOME:
Interest	$34,603,664
Income from securities lending	109,307
Dividends	253,231
Foreign withholding tax	(3,823)
Total Income	34,962,379
EXPENSES:
Management fees	3,367,673
Shareholder services fees – Investor Class	3,081,122
Audit and tax fees	23,273
Custodian fees	46,930
Directors fees	15,001
Legal fees	3,519
Pricing fees	52,621
Registration fees	99,329
Shareholder report fees	41,285
Transfer agent fees	4,347
Other fees	8,084
Total Expenses	6,743,184
Less amount waived by investment adviser	39,759
Net Expenses	6,703,425
NET INVESTMENT INCOME	28,258,954
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(22,834,322)
Net realized loss on futures contracts	(7,235,696)
Net Realized Loss	(30,070,018)
Net change in unrealized appreciation on investments and foreign currency translations	35,428,537
Net change in unrealized depreciation on futures contracts	(701,288)
Net Change in Unrealized Appreciation	34,727,249
Net Realized and Unrealized Gain	4,657,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,916,185
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal years ended December 31, 2022, and April 30, 2022
Empower Core Strategies: Flexible Bond Fund	June 30, 2023	December 31, 2022(a)	April 30, 2022
OPERATIONS:
Net investment income	$28,258,954	$25,879,967	$10,971,714
Net realized loss	(30,070,018)	(61,722,002)	(19,972,151)
Net change in unrealized appreciation (depreciation)	34,727,249	(42,343,991)	(143,660,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,916,185	(78,186,026)	(152,660,461)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(488,703)	-
Institutional Class	-	(3,137)	-
From return of capital	0	(491,840)	0
From net investment income and net realized gains
Investor Class	(26,534,782)	(29,962,499)	(6,953,436)
Institutional Class	(167,583)	(201,301)	(44,921)
From net investment income and net realized gains	(26,702,365)	(30,163,800)	(6,998,357)
Total Distributions	(26,702,365)	(30,655,640)	(6,998,357)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	443,425,143	430,320,063	1,219,321,196
Institutional Class	1,955,504	4,053,016	9,338,816
Shares issued in reinvestment of distributions
Investor Class	26,534,782	30,451,202	6,953,436
Institutional Class	167,583	204,438	44,921
Shares redeemed
Investor Class	(288,645,892)	(464,042,927)	(245,893,151)
Institutional Class	(1,484,858)	(2,601,047)	(2,127,668)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	181,952,262	(1,615,255)	987,637,550
Total Increase (Decrease) in Net Assets	188,166,082	(110,456,921)	827,978,732
NET ASSETS:
Beginning of Period	1,673,626,441	1,784,083,362	956,104,630
End of Period	$1,861,792,523	$1,673,626,441	$1,784,083,362
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	51,267,115	49,224,774	124,662,550
Institutional Class	199,307	406,895	844,488
Shares issued in reinvestment of distributions
Investor Class	3,118,071	3,607,962	709,588
Institutional Class	17,294	21,296	4,047
Shares redeemed
Investor Class	(33,477,770)	(52,552,394)	(25,462,666)
Institutional Class	(150,954)	(260,708)	(193,515)
Net Increase	20,973,063	447,825	100,564,492
(a)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
06/30/2023 (Unaudited)	$ 8.44	0.14	0.03	0.17	—	(0.13)	—	(0.13)	$ 8.49	1.95% (c)
12/31/2022 (d)	$ 9.02	0.13	(0.54)	(0.41)	(0.00) (e)	(0.16)	—	(0.16)	$ 8.44	(4.58%) (c)
04/30/2022	$ 9.85	0.07	(0.86)	(0.79)	—	(0.04)	—	(0.04)	$ 9.02	(8.04%)
04/30/2021 (f)	$10.00	0.03	(0.17)	(0.14)	—	(0.01)	—	(0.01)	$ 9.85	(1.35%) (c)
Institutional Class
06/30/2023 (Unaudited)	$ 9.60	0.17	0.04	0.21	—	(0.13)	—	(0.13)	$ 9.68	2.24% (c)
12/31/2022 (d)	$10.23	0.18	(0.64)	(0.46)	(0.00) (e)	(0.17)	—	(0.17)	$ 9.60	(4.47%) (c)
04/30/2022	$11.14	0.12	(0.98)	(0.86)	—	(0.05)	—	(0.05)	$10.23	(7.72%)
04/30/2021	$10.86	0.17	0.11	0.28	—	(0.00) (e)	—	(0.00) (e)	$11.14	2.60%
04/30/2020	$10.13	0.28	0.65	0.93	—	(0.20)	—	(0.20)	$10.86	9.32%
04/30/2019 (g)	$10.00	0.27	0.12	0.39	—	(0.26)	(0.00) (e)	(0.26)	$10.13	3.93% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)(i)
Investor Class
06/30/2023 (Unaudited)	$1,849,462	0.76% (j)	0.76% (j)	3.20% (j)	29% (c)
12/31/2022 (e)	$1,662,026	0.77% (j)	0.77% (j)	2.27% (j)	96% (c)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (f)	$ 951,807	0.79% (j)	0.79% (j)	0.42% (j)	180%
Institutional Class
06/30/2023 (Unaudited)	$ 12,331	1.13% (j)	0.45% (j)	3.51% (j)	29% (c)
12/31/2022 (d)	$ 11,600	0.57% (j)	0.45% (j)	2.64% (j)	96%(c)
04/30/2022	$ 10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$ 4,298	1.13%	0.45%	1.50%	180%
04/30/2020	$ 10,459	1.37%	0.45%	2.64%	60%
04/30/2019 (g)	$ 8,949	1.67% (j)	0.45% (j)	3.21% (j)	17%(c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning.
(e)	Amount was less than $0.01 per share.
(f)	Investor Class inception date was September 3, 2020.
(g)	Institutional Class inception date was June 25, 2018.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 25% for the period ended June 30, 2023, 52% for the period ended December 31, 2022, and 40% and 51% for the years ended April 30, 2022 and 2021, respectively.
(j)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: Flexible Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.  The Fund is diversified as defined in the 1940 Act.  The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.  The Board of Directors of Empower Funds, Inc. approved a change to the Funds’ fiscal year end from April 30 to December 31, beginning December 31, 2022.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

Semi-Annual Report - June 30, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 167,471,074	$ —	$ 167,471,074
Bank Loans	—	2,595,632	—	2,595,632
Corporate Bonds and Notes	—	488,827,496	—	488,827,496
Convertible Bonds	—	24,376,983	—	24,376,983
Foreign Government Bonds and Notes	—	7,760,217	—	7,760,217
Mortgage-Backed Securities	—	558,521,372	—	558,521,372
U.S. Treasury Bonds and Notes	—	376,935,464	—	376,935,464
Common Stock	5,007,200	—	—	5,007,200
Convertible Preferred Stock
Energy	18,394	—	—	18,394
Financial	3,643,923	—	—	3,643,923
Technology	—	458,522	—	458,522
	3,662,317	458,522	—	4,120,839
Short Term Investments	—	233,616,660	—	233,616,660
Total investments, at fair value:	8,669,517	1,860,563,420	—	1,869,232,937
Other Financial Investments:
Futures Contracts(a)	1,306,684	—	—	1,306,684
Total Assets	$ 9,976,201	$ 1,860,563,420	$ —	$ 1,870,539,621
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (2,931,637)	$ —	$ —	$ (2,931,637)
Total Liabilities	$ (2,931,637)	$ 0	$ —	$ (2,931,637)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2023

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2023

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$2,028,991,807
Gross unrealized appreciation on investments	5,938,909
Gross unrealized depreciation on investments	(167,322,732)
Net unrealized depreciation on investments	$(161,383,823)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.  The Fund held an average of 2,570 long futures contracts and an average of 598 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,306,684 (a)	Net unrealized depreciation on futures contracts	$(2,931,637) (a)

Semi-Annual Report - June 30, 2023

(a)Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(7,235,696)	Net change in unrealized depreciation on futures contracts	$(701,288)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.38% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.45% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.  At June 30, 2023, the amounts available for recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$145,280	$812	$18,521	$39,759	$0
The Adviser and Empower Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. (the Sub-Adviser). The Adviser is responsible for compensating the Sub-Adviser for its services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.

Semi-Annual Report - June 30, 2023

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $154,134,167 and $130,043,250, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $355,429,620 and $335,830,612, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $35,781,477 and received collateral as reported on the Statement of Assets and Liabilities of $36,911,286 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2023. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$29,955,036
U.S. Treasury Bonds and Notes	6,956,250
Total secured borrowings	$36,911,286
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of the Empower Core Strategies: Flexible Bond Fund (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating a portion of the assets of the Fund among one or more sub-advisers - including, in this case, Loomis Sayles.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.  Currently, ECM manages the portion of the Fund’s assets not allocated to the Sub-Adviser.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information regarding the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  Noting the Fund’s inception dates of September 3, 2020 and June 25, 2018 for the Fund’s Investor Class and Institutional Class, respectively, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one-year period ended December 31, 2022 with respect to the Investor Class, and for the one- and three-year periods ended December 31, 2022 with respect to the Institutional Class.  In evaluating the Fund’s performance, the Board noted how the Fund performed relative to the returns of its benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund outperformed its respective performance universe median for each period reviewed.  Specifically, the annualized returns of the Fund’s Investor Class for the one-year period ended December 31, 2022, were in the first quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers).  With respect to the Fund’s Institutional Class, the annualized returns for the one- and three-year periods ended December 31, 2022, were in the first and second quintiles, respectively, of its performance universe.  In addition, the Board observed that each class of the Fund outperformed its benchmark for all periods reviewed.
In evaluating the performance data, the Board considered the investment decision-making process, the organization, composition and experience of investment personnel and portfolio risk controls, among other things, of the Sub-Adviser and - with respect to the portion of the Fund’s portfolio not allocated to Loomis Sayles - those of ECM.  The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions, as well as the adviser’s performance attribution commentary.  The Board’s evaluation was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Furthermore, the Board noted ECM’s view that the Fund’s performance meets expectations relative to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding, the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2024.
In evaluating the management fee and total expense ratio of the Fund as to each of the Fund’s Institutional Class and Investor Class, the Board considered the fees payable by and the total expense ratio of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class, the Fund’s Contractual Management Fee was lower than its peer group median contractual management fee.  The Board also observed that the total annual operating expense ratio for each class was in the fourth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), with specific peer group rankings in the 70th percentile for the Investor Class and in the 67th percentile for the Institutional Class.  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also reviewed information regarding the fees charged by the Sub-Adviser to certain other accounts and products, noting, in particular, that the Sub-Adviser provided its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual fund and another bond fund managed in the same investment style as the Fund.  Considering the foregoing, the Board noted that any fees charged by the Sub-Adviser to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of, and the profits estimated to be realized by ECM and the Sub-Adviser.  For this purpose, the Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of the Fund’s assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board recalled its observation that the Contractual Management Fee for the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.  The Sub-Adviser also noted that it may attract additional advisory clients from the reputational benefit of serving in its capacity to the Fund - a benefit the Sub-Adviser described as difficult to quantify.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
The Board also considered that the Fund is offered as an investment option on a brokerage platform sponsored by an affiliate of ECM and that an affiliate of ECM may provide asset allocation services to the Fund’s investors.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived or to be derived by ECM, its affiliates or the Sub-Adviser, as applicable.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023